CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 465,926	$ 102,988
Restricted cash	3,000	26,394
Customer funds	4,401,254	3,346,722
Accounts receivable, net	13,844	17,843
CA receivables, net	53,675	66,095
Other current assets	25,024	10,417
Total current assets	4,962,723	3,570,459
Non-current assets:
Property, equipment and software, net	12,140	12,694
Goodwill	21,127	22,541
Intangible assets, net	37,529	34,415
Restricted cash	5,113	5,199
Deferred taxes	4,900	3,684
Investment in associated company	7,013	6,858
Severance pay fund	1,723	1,624
Operating lease right-of-use asset	12,943
Other assets	13,541	12,210
Total assets	5,078,752	3,669,684
Current liabilities:
Trade payables	17,200	17,245
Outstanding operating balances	4,401,254	3,346,722
Current portion of long-term debt		13,500
Other payables	79,374	63,455
Total current liabilities	4,497,828	3,440,922
Non-current liabilities:
Long-term debt from related party (refer to Notes 9 and 18 for further information)	13,665	26,525
Warrants liability	59,877
Other long-term liabilities	20,309	12,403
Total liabilities	4,591,679	3,479,850
Commitments and contingencies (Note 12)
Shareholders' equity:
Common stock, $0.01 par value, 3,800,000,000 and 320,115,953 shares authorized; 340,384,157 and 48,608,176 shares issued and outstanding at December 31, 2021 and December 31, 2020, respectively.	3,404	486
Additional paid-in capital	575,470	79,706
Accumulated other comprehensive income	2,253	4,174
Accumulated deficit	(94,054)	(60,067)
Total shareholders' equity	487,073	24,299
Total liabilities redeemable preferred stock, redeemable convertible preferred stock and shareholders' equity	$ 5,078,752	3,669,684
Redeemable convertible preferred stock
Non-current liabilities:
Redeemable preferred stock		154,800
Redeemable preferred stock
Non-current liabilities:
Redeemable preferred stock		$ 10,735